Pro forma explanation	9 Months Ended
Jul. 31, 2014
Proforma Explanation [Abstract]
Proforma Explanation [Text Block]

(1) Pro forma explanation:

On August 29, 2014, the Company (as defined below) terminated its business relationship with Videocon Industries Limited and its affiliates (collectively “Videocon”). The unaudited pro forma balance sheet as of July 31, 2014 gives effect to the termination, including the cancellation of loans receivable and payable of $5,000,000 and the exchange of 1,495,845 global depository receipts formerly held by the Company and 20,000,000 shares of ITUS Corporation common stock formerly held by Videocon, as if all such transactions were effected on on July 31, 2014.  The Company thereupon recorded the retirement of the 20,000,000 shares of its common stock.

On September 9, 2014, the Company and the holder of a $3,500,000 Convertible Debenture due November 2016 agreed to a transaction resulting in the conversion of the principal and accrued interest of the Convertible Debenture into 18,498,943 shares of the Company’s common stock, and the conversion of 15,978,943 shares of common stock into 3,500 shares of Series A Convertible Preferred Stock.  In addition, a warrant to purchase 9,249,472 shares of common stock, initially issued with the Convertible Debenture and with an exercise price of $0.3784 per share, was exchanged for a new warrant with an exercise price of $0.31 per share and with substantially the same terms and exercisable for the same number of shares.  The unaudited pro forma balance sheet as of July 31, 2014 shows a positive adjustment to shareholder’s equity of approximately $3,807,000, giving effect to the conversion of the Convertible Debenture, the extinguishment of the related accrued interest and derivative liability, in exchange for the issuance of shares of common stock and shares of Series A Convertible Preferred Stock, as if all such transactions were effected on on July 31, 2014.

See Note 2, Subsequent Events – for additional information regarding these subsequent events.